Income Taxes (Income Tax Provision Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
Accumulated but undistributed earnings permanently reinvested in business	$ 2,900,000,000
Effective income tax rate	(17.00%)	[1]	9.00%	[1]	17.00%	[1]
Foreign tax credit carryforwards	$ 142,000,000
Foreign tax credit carryforward period	ten year carryforward period
Foreign tax credit carryforward expiration	2014 through 2021

[1]	As Adjusted (Note 2)